Significant Accounting Policies - Summary of Property, Plant, and Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 246,672	$ 245,801
Less accumulated depreciation	(177,811)	(176,878)
Property, plant and equipment, net	68,861	68,923
Land and buildings
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	26,613	28,575
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	211,984	210,931
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 8,075	$ 6,295